Cover	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	001-13467
Entity Registrant Name	Inhibitor Therapeutics, Inc.
Entity Central Index Key	0001042418
Entity Tax Identification Number	30-0793665
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	449 South 12th Street
Entity Address, Address Line Two	Unit 1705
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	888
Local Phone Number	841-6811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false